Intangible Assets (Details Textual)	12 Months Ended
Jun. 30, 2020 USD ($)
Intangible Assets (Textual)
Gain on extinguishment of debt	$ 560,000
Intangible asset, description	The elimination of $731,118 in total debt should payment be made totaling $166,224 in cash and approximately 4,000 pints of Nightfood ice cream.
Reduction of debt	$ 731,118.33